UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015		Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company	$ (4,041,597)	$ (1,528,046)
Less: loss attributable to non-controlling interest
Net loss	(4,041,597)	(1,528,046)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	25,246	25,063
Amortization expense	32,788	440
Provision for bad debt	103,888
Equity based compensation charge	144,000	166,715
Shares issued for services	2,032,275
Non- cash investment in affiliates	(3,000)
Changes in Assets and Liabilities
Accounts receivable	79,130	(320,303)
Inventory	188,521	29,513
Recoverable IVA taxes and credits	59,376	(200,006)
Other current assets	(97,765)	63,366
Other assets	1,265	(3,460)
Accounts payable and accrued expenses	198,786	(19,283)
IVA and other taxes payable	(80,358)	98,594
Advances from customers	6,338	41,196
Interest accruals	9,009
CASH USED IN OPERATING ACTIVITIES	(1,342,098)	(1,646,211)
CASH FLOWS FROM INVESTING ACTIVITIES:
Reverse merger net liabilities	(1,547)
Purchase of property and equipment	(453)	(3,975)
Intangibles assets		(115,000)
NET CASH USED IN INVESTING ACTIVITIES	(2,000)	(118,975)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on common stock issued	330,000	883,050
Capital contribution
Share issue expenses
Proceeds from loans payable	60,000	586,597
NET CASH PROVIDED BY FINANCING ACTIVITIES	390,000	1,469,647
Effect of exchange rate changes on cash and cash equivalents	147,577	263,353
NET DECREASE IN CASH	(806,521)	(32,186)
CASH AT BEGINNING OF PERIOD	832,159	173,828	$ 173,828
CASH AT END OF PERIOD	25,638	141,642	832,159		$ 173,828
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity		2,909,423
QPAGOS Corporation - Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company			(2,499,774)	[1]	(1,489,318)
Less: loss attributable to non-controlling interest
Net loss			(2,499,774)		(1,489,318)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense			34,227		31,668
Amortization expense			3,583		518
Provision for bad debt
Equity based compensation charge			166,715
Shares issued for services
Non- cash investment in affiliates
Changes in Assets and Liabilities
Accounts receivable			(226,161)		(13,301)
Inventory			(21,581)		(646,986)
Recoverable IVA taxes and credits			(246,697)	[1],[2]	(161,984)
Other current assets			(2,014)	[1]	(50,000)
Other assets			(5,520)		762
Accounts payable and accrued expenses			(64,129)		50,082
IVA and other taxes payable			183,689	[1],[2]	4,609
Advances from customers			(1,106)		3,092
Interest accruals			3,320
CASH USED IN OPERATING ACTIVITIES			(2,675,448)		(2,270,858)
CASH FLOWS FROM INVESTING ACTIVITIES:
Reverse merger net liabilities			(4,779)
Purchase of property and equipment			(4,779)		(132,171)
Intangibles assets			(215,000)
NET CASH USED IN INVESTING ACTIVITIES			(219,779)		(132,171)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on common stock issued			2,990,000
Capital contribution					53,203
Share issue expenses			(388,700)
Proceeds from loans payable			685,001		2,324,422
NET CASH PROVIDED BY FINANCING ACTIVITIES			3,286,301		2,377,625
Effect of exchange rate changes on cash and cash equivalents			267,257	[3]	147,167
NET DECREASE IN CASH			658,331		121,763
CASH AT BEGINNING OF PERIOD	$ 832,159	$ 173,828	173,828		52,065
CASH AT END OF PERIOD			832,159		173,828
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity			$ 2,909,423

[1]	Management noted an error in recording of cost of goods sold of prepaid services sold to end users. Purchases of prepaid services from providers are recorded as a prepaid asset, which is subsequently expensed to cost of goods sold when the service is sold and the risks and rewards of ownership passed to end users. The cost of goods sold was incorrectly recorded as equal to revenue on all service sales. The gross profit on these revenue transactions was earned but remained on our balance sheet in prepaid expenditure. The restated financial statements reduced the costs of goods sold recorded by the gross profit earned on these transactions with a corresponding reduction in prepaid expenditure. The net value added tax effect on these transactions was restated and we have brought this restatement to the attention of the Mexican revenue authorities and are in the process of correcting our tax returns.
[2]	Management noted an error in the recording of transactions related to a consume's use of kiosks to pay for certain services such as utilities through our kiosks. In these transactions, the Company earns a payment processing fee as an agent, on either a percentage of transaction value or a fixed fee per transaction basis. This revenue was previously recorded at gross value, the full value of the transaction was recorded as revenue and the full value of the service provided to our end users was recognized as cost of goods sold, The value radded taxation on both the revenue and cost of goods sold was recorded as due to and due from, the Mexican revenue authorities, respectively. The Restated financial statements reversed the difference between the gross revenue recorded and the payment processing fee actually earned on these transactions; and the cost of goods sold entries originally recorded were reversed. The value-added taxation recorded has been restated and we have brought this restatement to the attention of the Mexican revenue authorities and are in the process of correcting our tax returns.
[3]	To reflect the adjustments necessary to record the recapitalization effect of the reverse merger with Asiya Pearls, Inc.